Muzinich Credit Opportunities Fund
Muzinich Credit Opportunities Fund
Muzinich Credit Opportunities Fund

(Class A, Institutional and Supra Institutional shares)

Supplement dated October 14, 2014 to the

Summary Prospectus and Prospectus dated April 30, 2014, as supplemented

Effective immediately, the following replaces the table on page 1 of the Summary Prospectus and page 1 of the statutory prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Muzinich Credit Opportunities Fund		Class A Shares	Institutional Shares	Supra Institutional Shares
Management Fees		0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses		1.86%	1.86%	1.86%
Shareholder Servicing Fees		0.10%	0.10%
Total Other Expenses	[1]	1.96%	1.96%	1.86%
Total Annual Fund Operating Expenses		2.81%	2.56%	2.46%
Fee Waiver and/or Expense Reimbursement		(1.86%)	(1.86%)	(1.86%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2][3]	0.95%	0.70%	0.60%
[1]	Other expenses and acquired fund fees and expenses for Class A and Institutional Class are based on estimated amounts for the current fiscal year.
[2]	Muzinich & Co., Inc. (the "Advisor") has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A Shares, Institutional Shares and Supra Institutional Shares to 0.95%, 0.70% and 0.60%, respectively, of the Credit Opportunities Fund's average daily net assets through April 30, 2015 (the "Expense Caps"). The Expense Caps may be changed or eliminated at any time after April 30, 2015, by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the Ratio of Expenses to Average Net Assets after Fees waived provided in the Financial Highlights section of the Fund's audited financial statements for the period ended December 31, 2013, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
The Example below is intended to help you compare the cost of investing in the Credit Opportunities Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The Example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps in the first year only).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Muzinich Credit Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	518	1,090	1,688	3,300
Institutional Shares	72	619	1,193	2,755
Supra Institutional Shares	61	588	1,142	2,655

Please retain this Supplement with the Summary Prospectus and Prospectus.